UNITED STATES
SECURITIES & EXCHANGE COMMISSION
Washington, D.C.  02549

FORM 13F  Form 13F COVER PAGE
Reports Quarter Ended:  March 31, 2004
Check Here if Amendment [ ] ;  Amendment Number:
This amendment  (check only one)             [ ]  is a restatement
			       [ ]  adds a new holding Institutional

Investment Manager Filing This Report:
Name:	     	Provident Capital Corp.
Address:    	4130 La Jolla Village Drive
	 	Suite 203
               La Jolla,  CA  92037

13F File Number:  801-11571

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form.

Person Signing this Report on Behalf of the Reporting Manager:


Name:	   Robbins Y. Tong
Title:	   President
Phone:	   (858)  623  -  8459


Signature, Place and Date of Signing:




Robbins Y. Tong   La Jolla, California                Date

Report Type  (Check only one)
[X]  13F Holding Report
[ ]  13F Notice
[ ]  13F Combination

List of Other Managers Reporting to this Manager:  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

AS OF DATE: 03/31/04

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:        0
FORM 13F INFORMATION TABLE ENTRY TOTAL:   30
FORM 13F INFORMATION TABLE VALUE TOTAL:   $96,904,000
LIST OF OTHER INCLUDED MANAGERS:          NONE










FORM 13F INFORMATION TABLE
AS OF DATE: 03/31/04

                     TITLE          VALUE   SHARES/ SH/ INVSTMT VOTING AUTHORITY
NAME OF ISSUER      OF CLASS CUSIP (x$1000) PRN AMT PRN DSCRETN SOLE SHARED NONE
---------------     -------- ----- -------- ------- --- ------- ---- ------ ----

AFFYMETRIX INC OC-CAP STK      COM 00826T108 6684  197921 SH  SOLE 400  0 197521
AMGEN INC COM                  COM 031162100 391   6728   SH  SOLE 0    0 6728
ARCHER DANIELS MIDLAND         COM 039483102 3679  218101 SH  SOLE 0    0 218101
BARRICK GOLD CORP COM          COM 067901108 7965  334933 SH  SOLE 600  0 334333
CENTRAL VT PUB SVC CORP        COM 155771108 467   20766  SH  SOLE 0    0 20766
CHEVRONTEXACO CORPORATION      COM 166764100 416   4742   SH  SOLE 0    0 4742
CHINA MOBILE HONG KONG LTD ADR COM 16941M109 3694  251450 SH  SOLE 600  0 250850
COHERENT INC                   COM 192479103 333   12675  SH  SOLE 0    0 12675
COMPUWARE CORP COM             COM 205638109 1140  153900 SH  SOLE 0    0 153900
CONOCOPHILLIPS COM             COM 20825C104 6971  99850  SH  SOLE 100  0 99750
CONVERGYS CORP COM             COM 212485106 3481  229000 SH  SOLE 200  0 228800
DYNEGY INC NEW CL A            COM 26816Q101 40    10000  SH  SOLE 0    0 10000
EXXON MOBIL CORP COM           COM 30231G102 311   7476   SH  SOLE 0    0 7476
GEMSTAR-TV GUIDE INTL INC COM  COM 36866W106 4014  598200 SH  SOLE 1300 0 596900
GERON CORP COM                 COM 374163103 4024  428110 SH  SOLE 1200 0 426910
HUMANA INC                     COM 444859102 7247  381033 SH  SOLE 1000 0 380033
IMATION CORP COM               COM 45245A107 715   19000  SH  SOLE 0    0 19000
INGRAM MICRO INC CL A          COM 457153104 7913  437200 SH  SOLE 900  0 436300
MCKESSON CORPORATION COM       COM 58155Q103 1763  58600  SH  SOLE 200  0 58400
MERCK & CO INC                 COM 589331107 208   4700   SH  SOLE 0    0 4700
MILLEA HOLDINGS INC COM        COM 60032R106 3941  50676  SH  SOLE 0    0 50676
MITSUBISHI TOKYO FINL GROUP SP COM 606816106 3445  346916 SH  SOLE 200  0 346716
NVIDIA CORP COM                COM 67066G104 6296  238500 SH  SOLE 0    0 238500
OLD NATL BANCORP IND COM       COM 680033107 473   20916  SH  SOLE 115  0 20801
PACIFICARE HLTH SYS INC DEL CO COM 695112102 672   17000  SH  SOLE 0    0 17000
SABRE HLDGS CORP CL A          COM 785905100 4960  199900 SH  SOLE 100  0 199800
SCHWAB CHARLES CORP NEW COM    COM 808513105 1509  130000 SH  SOLE 200  0 129800
SELECTIVE INS GROUP INC COM    COM 816300107 998   28466  SH  SOLE 0    0 28466
TIDEWATER INC COM              COM 886423102 2450  87083  SH  SOLE 300  0 86783
UNOCAL CORP COM                COM 915289102 10704 287133 SH  SOLE 800  0 286333

LINE COUNT: 30